Acquisition of subsidiaries (Tables)	12 Months Ended
Jun. 30, 2023
Business Combinations Disclosure [Abstract]
Disclosure of detailed information about business combination
The fair value of the identifiable assets and liabilities, consideration transferred and goodwill as of the date of each acquisition was:

	Fair value as of the acquisition date
Assets	Floema (e)	Casa Trevo (f)	Provecampo (g)	Sollo Sul and Dissul (h)	Cromo (i)	Total

Cash equivalents	24,167	12,306	10,479	16,307	8,735	71,994
Trade receivables	19,892	32,106	7,499	132,467	11,907	203,871
Inventories	52,133	61,734	11,320	84,226	5,311	214,724
Other assets	11,739	4,750	23	46,663	664	63,839
Property, plant and equipment	1,152	867	983	2,372	3,151	8,525
Intangible assets	14,879	1,676	12,117	2,083	2,722	33,477

	123,962	113,439	42,421	284,118	32,490	596,430

Liabilities
Trade payables	88,902	48,070	10,980	80,811	1,200	229,963
Borrowings	-	-	-	25,756	-	25,756
Provision for contingencies	—	10,245	—	—	—	10,245
Other liabilities	1,543	13,659	6,910	87,921	4,056	114,089

	90,445	71,974	17,890	194,488	5,256	380,053

Total identifiable net assets at fair value	33,517	41,465	24,531	89,630	27,233	216,376
Non-controlling interests (1)		(6,220)	-	—	(8,169)	(14,389)
Goodwill arising on acquisition	25,796	9,625	2,010	57,719	5,331	100,481
Consideration transferred	59,313	44,870	26,541	147,349	24,395	302,468

Cash paid	25,294	23,619	17,682	52,832	8,120	127,547
Shares issued (1)	12,296	-	-	—	-	12,296
Payable in installments	21,723	21,251	8,859	94,517	16,275	162,625
(1)The total of non-controlling interests and shares issued represents the acquisition of subsidiaries presented in the statement of changes in equity.
(b)Acquisitions in the year ended June 30, 2022
The fair value of the identifiable assets and liabilities, consideration transferred and goodwill as of the date of each acquisition was:

	Fair value as of the acquisition date
Assets	Produtiva (j)	Cenagro (k)	Cenagral (l)	Union Agro (m)	Agrozap (n)	Nova Geração (o)	Total
Cash and cash equivalents	53,699	2,142	1,064	66,256	9,028	1,617	133,806
Trade receivables	27,610	11,792	7,492	117,882	98,201	47,978	310,955
Inventories	46,261	22,670	5,833	42,435	85,683	9,631	212,513
Other assets	8,472	12,225	1,023	4,524	22,204	2,893	51,341
Property, plant and equipment	1,223	1,266	363	26,659	2,642	585	32,738
Intangible assets	26,074	2,602	7,437	8,293	6,015	4,265	54,686
	163,339	52,697	23,212	266,049	223,773	66,969	796,039

Liabilities
Trade payables	77,063	17,008	2,097	24,750	136,086	37,532	294,536
Borrowings	-	3,045	—	25,157	50,701	6,194	85,097
Provision for contingencies	-	-	—	11,362	-		11,362
Other liabilities	8,898	18,410	5,750	9,923	25,029	743	68,753
	85,961	38,463	7,847	71,192	211,816	44,469	459,748

Total identifiable net assets at fair value	77,378	14,234	15,365	194,857	11,957	22,500	336,291
Non-controlling interests (1)	-	(2,847)	(3,073)	(52,611)	(4,215)	-	(62,746)
Goodwill arising on acquisition	9,491	11,468	9,003	-	33,218	8,168	71,348
Gain on bargain purchase	-	-	-	(18,295)	-		(18,295)
Consideration transferred	86,869	22,855	21,295	123,951	40,960	30,668	326,598

Cash paid	36,385	16,724	15,376	103,800	18,813	15,574	206,672
Shares issued (1)	22,500	-	-	-	-	7,807	30,307
Payable in installments	27,984	6,131	5,919	20,151	22,147	7,287	89,619
(1)The total of non-controlling interests and shares issued represents the acquisition of subsidiaries presented in the statement of changes in net investment.
(c)Acquisitions in the year ended June 30, 2021
The fair value of the identifiable assets and liabilities, consideration transferred and goodwill as of the date of each acquisition were:

	Fair value as of the acquisition date in 2021
Assets	Integra (p)	Quali Ciclo (q)	América (r)	Culti Var (s)	Desem Par (t)	Agrobi Ológica (u)	Total
Cash and cash equivalents	19,905	42,259	7,576	44,223	59,428	2,064	175,455
Trade receivables	21,543	81,377	76,123	231,784	251,002	30,154	691,983
Inventories	30,774	110,946	58,188	68,471	178,697	2,789	449,865
Other assets	5,489	31,940	3,840	11,505	34,119	69	86,962
Property, plant and equipment	832	9,914	603	2,770	7,652	4,083	25,854
Intangible assets	8,398	16,648	40,816	8,375	55,579	11,446	141,262
	86,941	293,084	187,146	367,128	586,477	50,605	1,571,381

Liabilities
Trade payables	47,082	205,861	114,474	217,486	348,213	1,256	934,372
Borrowings	48	5,518	—	50,870	17,231	3,248	76,915
Other liabilities	6,287	4,873	18,871	16,795	45,966	102	92,894
	53,417	216,252	133,345	285,151	411,410	4,606	1,104,181

Total identifiable net assets at fair value	33,524	76,832	53,801	81,977	175,067	45,999	467,200
Non-controlling interests (1)	—	(22,458)	—	(13,706)	—	—	(36,164)
Goodwill arising on acquisition	22,259	19,231	7,841	6,467	72,933	7,004	135,735
Consideration transferred	55,783	73,605	61,642	74,738	248,000	53,003	566,771

Cash paid	27,723	34,021	42,505	54,184	188,000	28,000	374,433
Shares issued (1)	12,848	—	—	—	—	18,006	30,854
Payable in installments	15,212	39,584	19,137	20,554	60,000	6,997	161,484
(1)The total of non-controlling interests and shares issued represents the acquisition of subsidiaries presented in the statement of changes in net investment.
The Group estimated the fair value of significant assets acquired using the following valuation methods:

Item	2023	2022	2021	Nature	Valuation method
Customer relationship	33,477	45,922	119,466	A loyal relationship between the acquirees and its customers, which translates into recurring purchases of products and services	Multi Period Excess Earnings Method (MPEEM)
Inventories	214,724	212,513	449,865	Inventories	Selling price less all expenses related to the distribution of that good
Purchase Contracts	—	—	8,598	Favorable purchase contract with suppliers	Multi Period Excess Earnings Method (MPEEM)
Brand	—	8,764	5,930	Private label products (Produtiva, Union and Cenagral)	Relief from Royalty method

	248,201	267,199	583,859
The following tables discloses the Group’s revenues and profit or loss for the year assuming all of the acquisitions completed during the year were completed at the beginning of such year:

	2023	2022	2021

Revenues	9,697,932	8,163,196	6,231,988
Profit (loss) for the year	(187,082)	151,235	81,742
Acquisitions in the year ended June 30, 2023:

	Revenues	Profit (loss)	Period from
Provecampo	37,291	1,656	August 2022
Floema	205,451	12,628	August 2022
Casa Trevo	136,003	20,787	September 2022
Sollo Sul	182,385	(10,064)	December 2022
Cromo	210	(719)	May 2023

Total	561,340	24,288
Acquisitions in the year ended June 30, 2022:

	Revenues	Profit	Period from
Produttiva	175,335	14,152	September, 2021
Cenagro	156,722	6,372	September, 2021
Cenagral	26,267	(1,013)	September, 2021
Union Agro	156,000	23,428	November, 2021
Agrozap	132,911	1,632	January, 2022
Nova Geração	7,179	(3,828)	January, 2022

Total	654,414	40,743
Acquisitions in the year ended June 30, 2021:

	Revenues	Profit	Period from
Integra	144,087	(4,773)	September, 2020
Agrobiológica	39,839	17,217	September, 2020
Qualiciclo	210,521	(12,571)	December, 2020
América	74,446	9,304	January, 2021
Cultiva	15,263	(9,185)	April, 2021
Desempar	130,771	(13,409)	April, 2021

Total	614,927	(13,417)
The following table summarizes the preliminary allocation of the consideration transferred as of July 29, 2022:

Cash paid	67,112
Payable in installments	35,000
Fair value of consideration transferred	102,112
(-) Fair value of net assets acquired:
Assets
Cash and cash equivalents	8,249
Trade receivables	43,462
Inventories	81,972
Property, plant and equipment	1,504
Intangible	34,731
Other assets	8,157
178,076
Liabilities
Borrowings	32,455
Trade payables	61,178
Other liabilities	42,205
135,838
Total identifiable net assets at fair value	42,238
Preliminary goodwill arising on acquisition	72,545